UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2021

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], are attached hereto.

Semi-Annual Report

Quadratic Interest Rate Volatility and Inflation Hedge ETF

KFA Large Cap Quality Dividend Index ETF

KFA Small Cap Quality Dividend Index ETF

KFA Dynamic Fixed Income ETF

KFA Global Carbon ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (if you hold your Fund shares directly with the Fund) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Fund shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the KraneShares Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

September 30, 2020

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Form N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2020

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND – 87.9%
UNITED STATES – 87.9%
Schwab US TIPS ETF‡	8,186,796	$504,552,237
TOTAL EXCHANGE - TRADED FUND
(Cost $491,545,935)		504,552,237
PURCHASED OPTIONS(A) – 4.8%
TOTAL PURCHASED OPTIONS
(Cost $23,979,900)		27,738,707
TOTAL INVESTMENTS – 92.7%
(Cost $515,525,835)		532,290,944
OTHER ASSETS LESS LIABILITIES – 7.3%		41,860,427
NET ASSETS – 100%		$574,151,371

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	Refer to the table below.

A list of open option contracts held by the Fund at September 30, 2020 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS – 4.8%
Call Options
CMS 10Y - 2Y	Nomura	125,000	$2,892,650	0.31%	08/03/21	$4,158,098
CMS 10Y - 2Y	Goldman Sachs	185,000	4,230,000	0.53	12/14/21	4,172,916
CMS 10Y - 2Y	Nomura	100,000	2,761,250	0.33	01/27/22	3,655,124
CMS 10Y - 2Y	Nomura	120,000	3,253,500	0.43	11/01/21	3,294,776
CMS 10Y - 2Y	Goldman Sachs	180,000	4,905,000	0.46	03/16/22	5,223,850
CMS 10Y - 2Y	Goldman Sachs	195,000	4,350,000	0.51	09/15/21	4,238,005
CMS 10Y - 2Y	Goldman Sachs	65,000	1,007,500	0.39	06/28/21	1,726,748
CMS 10Y - 2Y	Goldman Sachs	40,000	580,000	0.30	05/13/21	1,269,190
Total Purchased Options			$23,979,900			$27,738,707

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price
ETF –	Exchange-Traded Fund
TIPS –	Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

Quadratic Interest Rate Volatility and Inflation Hedge ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$504,552,237	$—	$—	$504,552,237
Purchased Options	—	27,738,707	—	27,738,707
Total Investments in Securities	$504,552,237	$27,738,707	$—	$532,290,944

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK – 99.8%‡
UNITED STATES – 99.8%
Communication Services – 1.8%
Comcast, Cl A	8,315	$384,652
Verizon Communications	6,027	358,546
		743,198
Consumer Discretionary – 9.1%
Home Depot	1,353	375,742
Lowe’s	2,300	381,478
NIKE, Cl B	3,243	407,126
Pool	1,194	399,441
Target	2,484	391,031
Thor Industries	4,097	390,280
Tiffany	3,010	348,709
Tractor Supply	2,501	358,493
Whirlpool	2,139	393,341
Williams-Sonoma	4,341	392,600
		3,838,241
Consumer Staples – 12.0%
Archer-Daniels-Midland	7,919	368,154
Brown-Forman, Cl B	4,665	351,368
Church & Dwight	3,957	370,811
Clorox	1,708	358,970
Colgate-Palmolive	4,749	366,385
Costco Wholesale	1,059	375,945
Hormel Foods	7,248	354,355
J M Smucker	3,105	358,690
Kellogg	5,328	344,136
Kimberly-Clark	2,426	358,223
Kroger	10,073	341,576
McCormick	1,803	349,962

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK – (continued)
Consumer Staples – (continued)
Nu Skin Enterprises, Cl A	7,712	$386,294
Procter & Gamble	2,659	369,574
		5,054,443
Energy – 0.9%
ONEOK	13,825	359,174

Financials – 19.3%
Ameriprise Financial	2,321	357,689
Arthur J Gallagher	3,464	365,729
Assurant	2,979	361,383
Bank of New York Mellon	9,889	339,588
BlackRock, Cl A	625	352,219
Brown & Brown	7,924	358,719
Cullen	5,215	333,499
Eaton Vance	8,949	341,404
Erie Indemnity, Cl A	1,710	359,579
Evercore, Cl A	5,758	376,919
FactSet Research Systems	1,073	359,326
Franklin Resources	16,960	345,136
Lazard, Cl A(A)	11,540	381,397
MarketAxess Holdings	783	377,085
Marsh & McLennan	3,125	358,438
Mercury General	8,173	338,117
Moody’s	1,266	366,950
Primerica	2,950	333,763
Raymond James Financial	4,822	350,849
RenaissanceRe Holdings	2,038	345,930
S&P Global	1,038	374,303
State Street	5,387	319,611
T Rowe Price Group	2,697	345,809
		8,143,442
Health Care – 5.1%
Bristol-Myers Squibb	6,107	368,191
Chemed	721	346,332
Johnson & Johnson	2,433	362,225
Pfizer	10,034	368,248
UnitedHealth Group	1,142	356,041
West Pharmaceutical Services	1,351	371,390
		2,172,427
Industrials – 21.9%
A O Smith	7,449	393,307
Caterpillar	2,472	368,699
CH Robinson Worldwide	3,733	381,475
Cummins	1,769	373,542
Eaton	3,598	367,104
Expeditors International of Washington	4,162	376,744
FedEx	1,643	413,247
Graco	6,250	383,437
IDEX	2,030	370,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK – (continued)
Industrials – (continued)
Illinois Tool Works	1,876	$362,462
JB Hunt Transport Services	2,673	337,814
Lennox International	1,326	361,481
Lincoln Electric Holdings	3,901	359,048
Nordson	1,958	375,584
Norfolk Southern	1,739	372,129
PACCAR	4,307	367,301
Parker-Hannifin	1,786	361,379
Regal Beloit	3,741	351,168
Republic Services, Cl A	3,913	365,278
Rockwell Automation	1,597	352,426
Roper Technologies	860	339,795
Union Pacific	1,901	374,250
United Parcel Service, Cl B	2,297	382,749
Waste Management	3,288	372,103
WW Grainger	1,022	364,619
		9,227,433
Information Technology – 6.8%
Broadridge Financial Solutions	2,676	353,232
Jack Henry & Associates	2,189	355,909
KLA	1,824	353,382
Maxim Integrated Products*	5,372	363,201
Microsoft	1,711	359,875
QUALCOMM	3,205	377,164
Texas Instruments	2,600	371,254
Visa, Cl A	1,764	352,747
		2,886,764
Materials – 9.3%
Air Products and Chemicals	1,246	371,134
Albemarle	3,964	353,906
Eastman Chemical	4,765	372,242
International Flavors & Fragrances	2,976	364,411
Linde	1,481	352,670
Royal Gold	2,776	333,592
RPM International	4,344	359,857
Scotts Miracle-Gro	2,290	350,164
Sherwin-Williams	550	383,207
Silgan Holdings	9,522	350,124
Steel Dynamics	11,696	334,856
		3,926,163
Real Estate – 5.9%
Alexandria Real Estate Equities†	2,207	353,120
CubeSmart†	11,620	375,442
Digital Realty Trust†	2,501	367,047
Iron Mountain†	12,166	325,927
Mid-America Apartment Communities†	3,149	365,127
Omega Healthcare Investors†	11,666	349,280
Realty Income†	5,814	353,200
		2,489,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Large Cap Quality Dividend Index ETF (concluded)

	Shares	Value
COMMON STOCK – (continued)
Utilities – 7.7%
Alliant Energy	6,895	$356,127
CMS Energy	5,955	365,697
Dominion Energy	4,685	369,787
DTE Energy	3,180	365,827
Eversource Energy	4,363	364,529
National Fuel Gas	8,173	331,742
NextEra Energy	1,313	364,436
WEC Energy Group	3,847	372,774
Xcel Energy	5,276	364,097
		3,255,016
TOTAL COMMON STOCK
(Cost $38,494,740)		42,095,444
TOTAL INVESTMENTS – 99.8%
(Cost $38,494,740)		42,095,444
OTHER ASSETS LESS LIABILITIES – 0.2%		103,919
NET ASSETS – 100%		$42,199,363

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At September 30, 2020, such securities amounted to $381,397, or 0.9% of Net Assets.

Cl – Class

As of September 30, 2020 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Small Cap Quality Dividend ETF

	Shares	Value
COMMON STOCK – 99.7%‡
UNITED STATES – 99.7%
Consumer Discretionary – 9.0%
Aaron’s	10,654	$603,549
Churchill Downs	3,413	559,118
Lithia Motors, Cl A	2,427	553,210
PetMed Express	18,921	598,282
		2,314,159
Consumer Staples – 9.1%
Andersons	32,855	629,830
Lancaster Colony	3,274	585,391
Tootsie Roll Industries	18,756	579,561
WD-40	2,971	562,440
		2,357,222
Financials – 22.2%
BancFirst	13,394	547,011
Bar Harbor Bankshares	28,839	592,641
Columbia Banking System	21,624	515,732
Community Bank System	9,630	524,450
First Financial	17,238	541,273
Horace Mann Educators	15,458	516,297
International Bancshares	19,245	501,525
Southside Bancshares	21,337	521,263
Stock Yards Bancorp	13,568	461,855
Tompkins Financial	9,081	515,892
United Bankshares	22,756	488,571
		5,726,510
Health Care – 4.5%
Atrion	895	560,270
Ensign Group	10,309	588,232
		1,148,502
Industrials – 17.4%
ABM Industries	15,507	568,487
Applied Industrial Technologies	9,713	535,186

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Small Cap Quality Dividend ETF (concluded)

	Shares	Value
COMMON STOCK – (continued)
Industrials – (continued)
Franklin Electric	9,914	$583,241
Gorman-Rupp	18,535	546,041
Healthcare Services Group	28,422	611,926
Hillenbrand	18,909	536,259
Lindsay	5,993	579,403
McGrath RentCorp	8,903	530,530
		4,491,073
Information Technology – 2.4%
Badger Meter	9,349	611,144

Materials – 8.8%
Balchem	5,932	579,141
HB Fuller	12,233	560,027
Quaker Chemical	3,104	557,820
Stepan	5,207	567,563
		2,264,551
Real Estate – 4.1%
National Health Investors†	9,172	552,796
Universal Health Realty Income Trust†	8,736	499,351
		1,052,147
Utilities – 22.2%
American States Water	7,663	574,342
Artesian Resources, Cl A	16,974	585,094
Black Hills	10,580	565,924
California Water Service Group	12,884	559,810
Chesapeake Utilities	7,253	611,428
Middlesex Water	9,229	573,582
New Jersey Resources	19,714	532,672
SJW Group	9,429	573,849
Southwest Gas Holdings	9,145	577,049
York Water	13,099	553,695
		5,707,445
TOTAL COMMON STOCK
(Cost $26,871,783)		25,672,753

TOTAL INVESTMENTS – 99.7%
(Cost $26,871,783)		25,672,753
OTHER ASSETS LESS LIABILITIES – 0.3%		65,683
NET ASSETS – 100%		$25,738,436

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl – Class

As of September 30, 2020 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS – 88.1%
Communication Services – 15.1%
AMC Networks
5.000%, 04/01/2024	$62,000	$63,395
CCO Holdings
5.125%, 05/01/2027(A)	186,000	195,713
5.000%, 02/01/2028(A)	124,000	130,200
4.500%, 08/15/2030(A)	129,000	135,456
CenturyLink
7.500%, 04/01/2024	105,000	117,558
5.625%, 04/01/2025	46,000	49,145
CommScope Information Technologies
8.250%, 03/01/2027(A)	105,000	109,200
6.000%, 06/15/2025(A)	83,000	84,125
CSC Holdings
7.500%, 04/01/2028(A)	105,000	115,873
6.500%, 02/01/2029(A)	105,000	116,419
5.875%, 09/15/2022	93,000	98,347
5.750%, 01/15/2030(A)	305,000	324,062
4.625%, 12/01/2030(A)	124,000	124,930
Diamond Sports Group
5.375%, 08/15/2026(A)	143,000	101,172
DISH DBS
7.750%, 07/01/2026	115,000	126,426
5.875%, 11/15/2024	186,000	190,743
Embarq
7.995%, 06/01/2036	93,000	110,003
Gray Television
7.000%, 05/15/2027(A)	105,000	113,834
Level 3 Financing
4.625%, 09/15/2027(A)	124,000	127,410
4.250%, 07/01/2028(A)	93,000	94,425
Live Nation Entertainment
4.750%, 10/15/2027(A)	124,000	116,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS – (continued)
Communication Services – (continued)
Match Group Holdings II
4.625%, 06/01/2028(A)	$124,000	$127,720
Netflix
6.375%, 05/15/2029	200,000	246,000
4.875%, 04/15/2028	62,000	69,285
4.375%, 11/15/2026	93,000	101,254
Nexstar Broadcasting
5.625%, 07/15/2027(A)	124,000	130,247
Sirius XM Radio
5.000%, 08/01/2027(A)	62,000	64,635
4.125%, 07/01/2030(A)	93,000	94,744
Sprint
7.875%, 09/15/2023	95,000	109,131
7.625%, 03/01/2026	46,000	55,586
7.125%, 06/15/2024	228,000	262,339
Sprint Capital
6.875%, 11/15/2028	155,000	193,750
TEGNA
5.000%, 09/15/2029(A)	124,000	122,450
T-Mobile USA
6.500%, 01/15/2026	130,000	135,850
6.000%, 04/15/2024	205,000	209,293
4.750%, 02/01/2028	1,000	1,070
Univision Communications
6.625%, 06/01/2027(A)	93,000	90,791
5.125%, 02/15/2025(A)	180,000	170,550
		4,829,264
Consumer Discretionary – 17.6%
1011778 BC ULC
4.375%, 01/15/2028(A)	124,000	126,455
Aramark Services
6.375%, 05/01/2025(A)	186,000	193,752
Boyd Gaming
8.625%, 06/01/2025(A)	105,000	115,109
Caesars Entertainment
6.250%, 07/01/2025(A)	274,000	286,397
Carnival
3.950%, 10/15/2020	441,000	439,897
Ford Motor
9.000%, 04/22/2025	105,000	120,384
8.500%, 04/21/2023	105,000	114,450
4.750%, 01/15/2043	124,000	112,273
Ford Motor Credit
5.085%, 01/07/2021	310,000	310,388
4.687%, 06/09/2025	200,000	202,480
3.470%, 04/05/2021	205,000	204,487
GameStop
10.000%, 03/15/2023(A)	654,000	588,600
6.750%, 03/15/2021(A)	800,000	793,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS – (continued)
Consumer Discretionary – (continued)
Goodyear Tire & Rubber
5.000%, 05/31/2026	$112,000	$108,821
GrubHub Holdings
5.500%, 07/01/2027(A)	200,000	207,500
Hanesbrands
5.375%, 05/15/2025(A)	124,000	130,820
Hilton Worldwide Finance
4.875%, 04/01/2027	155,000	157,468
4.625%, 04/01/2025	205,000	207,050
Installed Building Products
5.750%, 02/01/2028(A)	180,000	189,450
L Brands
7.500%, 06/15/2029	62,000	64,790
6.750%, 07/01/2036	6,000	5,880
5.625%, 02/15/2022	52,000	54,132
Lennar
4.750%, 11/29/2027	105,000	119,884
Mattel
6.750%, 12/31/2025(A)	62,000	65,410
MGM Resorts International
5.500%, 04/15/2027	186,000	194,370
Newell Brands
4.700%, 04/01/2026	93,000	99,045
Staples
7.500%, 04/15/2026(A)	67,000	61,919
Tesla
5.300%, 08/15/2025(A)	124,000	128,340
Wyndham Destinations
4.250%, 03/01/2022	124,000	123,256
Yum! Brands
7.750%, 04/01/2025(A)	105,000	116,450
		5,642,257
Consumer Staples – 2.6%
Albertsons
5.875%, 02/15/2028(A)	124,000	132,370
4.625%, 01/15/2027(A)	93,000	95,157
Energizer Holdings
7.750%, 01/15/2027(A)	105,000	114,712
JBS USA LUX
6.500%, 04/15/2029(A)	105,000	116,547
Lamb Weston Holdings
4.875%, 11/01/2026(A)	93,000	96,952
Post Holdings
5.000%, 08/15/2026(A)	62,000	63,550
Spectrum Brands
5.750%, 07/15/2025	124,000	127,844
Vector Group
6.125%, 02/01/2025(A)	87,000	86,783
		833,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS – (continued)
Energy – 9.9%
Altera Infrastructure
8.500%, 07/15/2023(A)	$215,000	$183,825
Apache
4.375%, 10/15/2028	206,000	188,490
Blue Racer Midstream
6.125%, 11/15/2022(A)	310,000	302,420
Cheniere Energy Partners
5.250%, 10/01/2025	110,000	112,530
Continental Resources
5.000%, 09/15/2022	124,000	123,080
EQM Midstream Partners
4.125%, 12/01/2026	88,000	83,863
4.000%, 08/01/2024	6,000	5,872
MEG Energy
7.125%, 02/01/2027(A)	310,000	278,017
Montage Resources
8.875%, 07/15/2023	203,000	206,299
NuStar Logistics
6.000%, 06/01/2026	16,000	16,045
Occidental Petroleum
6.375%, 09/01/2028	124,000	114,787
5.236%, 10/10/2036(B)	1,246,000	548,240
2.700%, 08/15/2022	62,000	57,931
Seven Generations Energy
5.375%, 09/30/2025(A)	56,000	53,060
Southwestern Energy
7.750%, 10/01/2027	70,000	68,075
Teekay
9.250%, 11/15/2022(A)	575,000	542,248
TerraForm Power Operating
5.000%, 01/31/2028(A)	105,000	114,941
Western Midstream Operating
5.050%, 02/01/2030	124,000	120,685
4.500%, 03/01/2028	50,000	47,000
		3,167,408
Financials – 7.6%
Ally Financial
5.750%, 11/20/2025	62,000	69,514
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898%‡	70,000	76,203
CIT Group
5.000%, 08/01/2023	124,000	128,650
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%‡	75,000	76,950
5.900%, VAR ICE LIBOR USD 3 Month+4.230%‡	31,000	31,743

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS – (continued)
Financials – (continued)
Citizens Financial Group
4.194%, VAR ICE LIBOR USD 3 Month+3.960%‡	$10,000	$9,640
Genworth Holdings
7.625%, 09/24/2021	59,000	58,926
Greystar Real Estate Partners
5.750%, 12/01/2025(A)	186,000	187,395
MGIC Investment
5.250%, 08/15/2028	601,000	619,886
Navient MTN
6.750%, 06/25/2025	180,000	182,250
5.500%, 01/25/2023	124,000	124,788
OneMain Finance
8.875%, 06/01/2025	105,000	116,287
6.625%, 01/15/2028	105,000	116,529
5.375%, 11/15/2029	155,000	161,200
Quicken Loans
5.250%, 01/15/2028(A)	186,000	195,981
Radian Group
4.875%, 03/15/2027	124,000	124,000
Refinitiv US Holdings
8.250%, 11/15/2026(A)	155,000	169,725
		2,449,667
Health Care – 10.7%
Avantor Funding
4.625%, 07/15/2028(A)	150,000	155,625
Bausch Health
6.125%, 04/15/2025(A)	248,000	253,890
5.250%, 01/30/2030(A)	205,000	201,925
Bausch Health Americas
8.500%, 01/31/2027(A)	105,000	115,369
Catalent Pharma Solutions
5.000%, 07/15/2027(A)	135,000	140,400
CHS
6.250%, 03/31/2023	119,000	116,323
DaVita
4.625%, 06/01/2030(A)	118,000	120,867
HCA
5.875%, 02/15/2026	295,000	330,400
3.500%, 09/01/2030	124,000	126,341
Jaguar Holding II
5.000%, 06/15/2028(A)	124,000	129,425
MPH Acquisition Holdings
7.125%, 06/01/2024(A)	465,000	477,718
Par Pharmaceutical
7.500%, 04/01/2027(A)	145,000	151,913
Polaris Intermediate
8.500%cash/9.250% PIK, 12/01/2022(A)	620,000	630,850

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS – (continued)
Health Care – (continued)
Tenet Healthcare
4.875%, 01/01/2026(A)	$186,000	$189,378
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	300,000	297,150
		3,437,574
Industrials – 11.1%
ADT Security
4.125%, 06/15/2023	124,000	129,704
3.500%, 07/15/2022	124,000	125,860
AECOM
5.875%, 10/15/2024	105,000	113,651
5.125%, 03/15/2027	105,000	113,413
Allied Universal Holdco
6.625%, 07/15/2026(A)	124,000	132,060
Allison Transmission
5.000%, 10/01/2024(A)	50,000	50,503
Beacon Roofing Supply
4.875%, 11/01/2025(A)	62,000	60,760
Briggs & Stratton
6.875%, 12/15/2020(C)	7,142,000	357,100
Colfax
6.000%, 02/15/2024(A)	124,000	128,495
Delta Air Lines
2.600%, 12/04/2020	100,000	100,130
Icahn Enterprises
6.250%, 05/15/2026	124,000	129,270
4.750%, 09/15/2024	93,000	94,163
Mauser Packaging Solutions Holding
5.500%, 04/15/2024(A)	124,000	124,439
Navistar International
9.500%, 05/01/2025(A)	101,000	113,804
6.625%, 11/01/2025(A)	16,000	16,360
Nielsen Finance
5.000%, 04/15/2022(A)	124,000	124,310
Prime Security Services Borrower
6.250%, 01/15/2028(A)	124,000	125,550
Reynolds Group Issuer
5.125%, 07/15/2023(A)	124,000	125,550
TransDigm
8.000%, 12/15/2025(A)	105,000	114,188
6.500%, 05/15/2025	1,000	997
6.375%, 06/15/2026	155,000	155,609
6.250%, 03/15/2026(A)	180,000	187,973
United Rentals North America
5.250%, 01/15/2030	105,000	114,581
4.875%, 01/15/2028	124,000	130,200
3.875%, 02/15/2031	601,000	610,015
XPO Logistics
6.250%, 05/01/2025(A)	62,000	66,254
		3,544,939

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS – (continued)
Information Technology – 4.0%
Change Healthcare Holdings
5.750%, 03/01/2025(A)	$93,000	$94,330
EMC
3.375%, 06/01/2023	124,000	127,100
Go Daddy Operating
5.250%, 12/01/2027(A)	93,000	96,773
NCR
5.000%, 10/01/2028(A)	124,000	124,099
Open Text Holdings
4.125%, 02/15/2030(A)	124,000	127,527
Xerox
4.375%, 03/15/2023	114,000	117,169
Xerox Holdings
5.000%, 08/15/2025(A)	620,000	612,728
		1,299,726
Materials – 3.6%
Blue Cube Spinco
10.000%, 10/15/2025	335,000	354,262
CF Industries
5.150%, 03/15/2034	150,000	177,000
Chemours
7.000%, 05/15/2025	104,000	105,300
Freeport-McMoRan
5.450%, 03/15/2043	62,000	68,744
4.125%, 03/01/2028	124,000	125,550
Tronox
6.500%, 05/01/2025(A)	93,000	96,953
United States Steel
12.000%, 06/01/2025(A)	124,000	131,997
US Concrete
6.375%, 06/01/2024	93,000	95,906
		1,155,712
Real Estate – 4.0%
Iron Mountain
5.250%, 07/15/2030(A)	103,000	107,377
4.875%, 09/15/2027(A)	124,000	126,451
4.875%, 09/15/2029(A)	62,000	63,085
iStar
4.750%, 10/01/2024	124,000	119,970
Kennedy-Wilson
5.875%, 04/01/2024	205,000	203,975
Lamar Media
3.750%, 02/15/2028(A)	124,000	123,380
SBA Communications
3.875%, 02/15/2027(A)	118,000	119,770
Service Properties Trust
4.350%, 10/01/2024	124,000	112,220

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (continued)

	Face Amount/Shares	Value
CORPORATE OBLIGATIONS – (continued)
Real Estate – (continued)
VICI Properties
4.125%, 08/15/2030(A)	$310,000	$304,962
		1,281,190
Utilities – 1.9%
Calpine
4.500%, 02/15/2028(A)	229,000	234,528
Emera
6.750%, VAR ICE LIBOR USD 3 Month+5.440%, 06/15/2076	99,000	109,890
NextEra Energy Operating Partners
4.250%, 07/15/2024(A)	124,000	129,295
Vistra Operations
5.500%, 09/01/2026(A)	124,000	129,425
		603,138
TOTAL CORPORATE OBLIGATIONS
(Cost $29,750,772)		28,244,790

EXCHANGE – TRADED FUNDS – 9.1%
iShares iBoxx High Yield Corporate Bond ETF	16,100	1,350,790
SPDR Bloomberg Barclays High Yield Bond ETF	15,225	1,587,511
TOTAL EXCHANGE - TRADED FUNDS
(Cost $2,957,851)		2,938,301

CONVERTIBLE BOND – 0.4%
Financials – 0.4%
New York Mortgage Trust
6.250%, 01/15/2022	$124,000	119,040

TOTAL CONVERTIBLE BOND
(Cost $84,463)		119,040

TOTAL INVESTMENTS – 97.6%
(Cost $32,793,086)		31,302,131
OTHER ASSETS LESS LIABILITIES – 2.4%		757,026
NET ASSETS – 100%		$32,059,157

‡	Perpetual security with no stated maturity date.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of September 30, 2020 was $15,535,502, and represented 48.5% of the Net Assets of the Fund.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.

ETF – Exchange-Traded Fund

ICE– Intercontinental Exchange

LIBOR– London Interbank Offered Rate

MTN – Medium Term Note

PIK – Payment-in-Kind

SPDR – Standard & Poor’s Depository Receipt

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2020

KFA Dynamic Fixed Income ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$28,244,790	$—	$28,244,790
Exchange – Traded Funds	2,938,301	—	—	2,938,301
Convertible Bond	—	119,040	—	119,040
Total Investments in Securities	$2,938,301	$28,363,830	$—	$31,302,131

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2020

KFA Global Carbon ETF

	Shares	Value
EXCHANGE – TRADED FUND – 4.0%
UNITED STATES – 4.0%
Schwab Short-Term U.S. Treasury ETF	5,500	$283,250
TOTAL EXCHANGE - TRADED FUND
(Cost $283,525)		283,250

TOTAL INVESTMENTS – 4.0%
(Cost $283,525)		283,250
OTHER ASSETS LESS LIABILITIES – 96.0%		6,818,257
NET ASSETS – 100%		$7,101,507

A list of the open futures contracts held by the Fund at September 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
CA Carbon Allowance
Vintage 2020^	69	Dec-2020	$1,191,280	$1,190,940	$(340)
CA Carbon Allowance
Vintage 2020^	19	Dec-2021	341,336	339,910	(1,426)
Euro^	23	Dec-2020	3,379,638	3,373,956	(5,682)
ICE ECX Emission^	142	Dec-2020	4,392,602	4,484,281	96,046
ICE ECX Emission^	11	Dec-2021	343,707	350,083	6,767
RGGI Vintage 2020^	107	Dec-2020	728,278	726,530	(1,748)
			$10,376,841	$10,465,700	$93,617

^ Security is held by the KFA Global Carbon ETF Subsidiary, Ltd. as of September 30, 2020.

CA – California

ECX – European Climate Exchange

ETF – Exchange-Traded Fund

ICE – Intercontinental Exchange

RGGI – Regional Greenhouse Gas Initiative

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2020

KFA Global Carbon ETF (concluded)

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$283,250	$—	$—	$283,250

Total Investments in Securities	$283,250	$—	$—	$283,250

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*
Unrealized Appreciation	$102,813	$—	$—	$102,813
Unrealized Depreciation	(9,196)	—	—	(9,196)

Total Other Financial Instruments	$93,617	$—	$—	$93,617

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2020

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF

Assets:
Investments at Value	$532,290,944	$42,095,444	$25,672,753
Cash and Cash Equivalents	41,608,496	62,181	19,049
Receivable for Capital Shares Sold	5,458,430	—	2,144,742
Receivable for Investment Securities Sold	—	2,635,910	—
Dividend and Interest Receivable	—	56,654	58,166
Reclaim Receivable	—	1,591	—
Prepaid Expenses	4,256	947	547
Total Assets	579,362,126	44,852,727	27,895,257

Liabilities:
Payable for Investment Securities Purchased	4,796,745	—	2,146,504
Payable for Capital Shares Redeemed	—	2,637,457	—
Payable for Management Fees	414,010	15,598	10,164
Payable for Trustees’ Fee	—	309	153
Total Liabilities	5,210,755	2,653,364	2,156,821
Net Assets	$574,151,371	$42,199,363	$25,738,436

Net Assets Consist of:
Paid-in Capital	$563,607,522	$41,751,736	$30,790,971
Total Distributable Earnings/(Loss)	10,543,849	447,627	(5,052,535)
Net Assets	$574,151,371	$42,199,363	$25,738,436
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	21,050,002	1,600,002	1,200,002
Net Asset Value, Offering and Redemption Price Per Share	$27.28	$26.37	$21.45
Cost of Investments	$515,525,835	$38,494,740	$26,871,783

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

(Unaudited) (concluded)

September 30, 2020

	KFA Dynamic Fixed Income ETF	KFA Global Carbon ETF

Assets:
Investments at Value	$31,302,131	$283,250
Cash and Cash Equivalents	914,110	3,862,750
Foreign Currency at Value	—	1,554,943
Dividend and Interest Receivable	407,364	—
Cash Collateral on Future Contracts	—	1,389,926
Variation Margin Receivable on Future Contracts	—	25,118
Prepaid Expenses	1,106	—
Total Assets	32,624,711	7,115,987

Liabilities:
Payable for Investment Securities Purchased	554,125	—
Payable for Management Fees	11,375	2,600
Payable for Trustees’ Fee	54	39
Variation Margin Payable on Future Contracts	—	11,841
Total Liabilities	565,554	14,480
Net Assets	$32,059,157	$7,101,507

Net Assets Consist of:
Paid-in Capital	$39,180,321	$7,016,815
Total Distributable Earnings/(Loss)	(7,121,164)	84,692
Net Assets	$32,059,157	$7,101,507
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,550,002	350,000
Net Asset Value, Offering and Redemption Price Per Share	$20.68	$20.29
Cost of Investments	$32,793,086	$283,525
Cost of Foreign Currency	—	1,541,899

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the period ended September 30, 2020

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF
Investment Income:
Dividend Income	$761,851	$552,465	$311,657
Interest Income	2,709	92	43
Total Investment Income	764,560	552,557	311,700

Expenses:
Management Fees†	1,399,174	92,526	63,428
Trustees’ Fees	6,905	2,322	1,272
Insurance Expense	1,382	658	376
Total Expenses	1,407,461	95,506	65,076
Management Fee Waiver†	(70,664)	—	—
Net Expenses	1,336,797	95,506	65,076
Net Investment Income (Loss)	(572,237)	457,051	246,624

Net Realized Gain (Loss) on:
Investments	489,494	1,112,302	(2,555,549)
Purchased Options	(571,250)	—	—
Net Realized Gain (Loss) on Investments and Purchased Options	(81,756)	1,112,302	(2,555,549)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,179,028	8,269,382	3,077,887
Purchased Options	2,916,698	—	—

Net Change in Unrealized Appreciation on Investments and Purchased Options	15,095,726	8,269,382	3,077,887

Net Realized and Unrealized Gain on Investments and Purchased Options	15,013,970	9,381,684	522,338

Net Increase in Net Assets Resulting from Operations	$14,441,733	$9,838,735	$768,962

†	See Note 3 in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations (Unaudited) (concluded)

For the period ended September 30, 2020

	KFA Dynamic Fixed Income ETF	KFA Global Carbon ETF(1)
Investment Income:
Dividend Income	$19,730	$245
Interest Income	821,268	—
Total Investment Income	840,998	245

Expenses:
Management Fees†	99,395	4,675
Trustees’ Fees	1,995	52
Insurance Expense	505	—
Net Expenses	101,895	4,727
Net Investment Income (Loss)	739,103	(4,482)

Net Realized Loss on:
Investments	(2,294,122)	(88)
Foreign Currency Translations	—	(17,125)
Net Realized Loss on Investments and Foreign Currency Translations	(2,294,122)	(17,213)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,582,038	(275)
Future Contracts	—	93,617
Foreign Currency Translations	—	13,045

Net Change in Unrealized Appreciation on Investments, Future Contracts and Foreign Currency Translations	1,582,038	106,387

Net Realized and Unrealized Gain (Loss) on Investments, Future Contracts and Foreign Currency Translations	(712,084)	89,174

Net Increase in Net Assets Resulting from Operations	$27,019	$84,692

†	See Note 3 in Notes to Financial Statements.
(1)	Commenced Operations on July 29, 2020.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Quadratic Interest Rate Volatility and Inflation Hedge ETF
	Period Ended September 30, 2020 (unaudited)	Period Ended March 31, 2020(1)
Operations:
Net Investment Income (Loss)	$(572,237)	$440,230
Net Realized Gain (Loss) on Investments and Purchased Options	(81,756)	1,905,209
Net Change in Unrealized Appreciation (Depreciation) on Investments and Purchased Options	15,095,726	1,669,383
Net Increase in Net Assets Resulting from Operations	14,441,733	4,014,822

Distributions:	(5,567,267)	(1,560,373)

Return of Capital:	—	(688,901)

Capital Share Transactions:(2)
Issued	470,061,469	144,704,578
Redeemed	(5,431,368)	(45,823,322)
Increase in Net Assets from Capital Share Transactions	464,630,101	98,881,256
Total Increase in Net Assets	473,504,567	100,646,804

Net Assets:
Beginning of Period	100,646,804	—
End of Period	$574,151,371	$100,646,804

Share Transactions:
Issued	17,375,000	5,675,002
Redeemed	(200,000)	(1,800,000)
Net Increase in Shares Outstanding from Share Transactions	17,175,000	3,875,002

(1)	Commenced operations on May 14, 2019.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KFA Large Cap Quality Dividend Index ETF
	Period Ended September 30, 2020 (unaudited)	Period Ended March 31, 2020(1)
Operations:
Net Investment Income	$457,051	$647,554
Net Realized Gain (Loss) on Investments	1,112,302	(4,803,438)
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,269,382	(4,668,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,838,735	(8,824,562)

Distributions:	—	(406,126)

Capital Share Transactions:(2)
Issued	—	55,597,961
Redeemed	(8,864,912)	(5,141,733)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,864,912)	50,456,228
Total Increase in Net Assets	973,823	41,225,540

Net Assets:
Beginning of Period	41,225,540	—
End of Period	$42,199,363	$41,225,540

Share Transactions:
Issued	—	2,150,002
Redeemed	(350,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,000)	1,950,002

(1)	Commenced operations on June 11, 2019.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KFA Small Cap Quality Dividend Index ETF
	Period Ended September 30, 2020 (unaudited)	Period Ended March 31, 2020(1)
Operations:
Net Investment Income	$246,624	$327,356
Net Realized Loss on Investments	(2,555,549)	(1,602,361)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,077,887	(4,276,917)
Net Increase (Decrease) in Net Assets Resulting from Operations	768,962	(5,551,922)

Distributions:	—	(215,973)

Capital Share Transactions:(2)
Issued	4,275,227	32,045,018
Redeemed	(4,298,841)	(1,284,035)
Increase (Decrease) in Net Assets from Capital Share Transactions	(23,614)	30,760,983
Total Increase in Net Assets	745,348	24,993,088

Net Assets:
Beginning of Period	24,993,088	—
End of Period	$25,738,436	$24,993,088

Share Transactions:
Issued	200,000	1,250,002
Redeemed	(200,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	1,200,002

(1)	Commenced operations on June 11, 2019.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

	KFA Dynamic Fixed Income ETF
	Period Ended September 30, 2020 (unaudited)	Period Ended March 31, 2020(1)
Operations:
Net Investment Income	$739,103	$310,230
Net Realized Loss on Investments	(2,294,122)	(3,380,489)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,582,038	(3,072,993)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,019	(6,143,252)

Distributions:	(728,001)	(276,930)

Capital Share Transactions:(2)
Issued	6,265,231	52,799,288
Redeemed	(19,884,198)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,618,967)	52,799,288
Total Increase (Decrease) in Net Assets	(14,319,949)	46,379,106

Net Assets:
Beginning of Period	46,379,106	—
End of Period	$32,059,157	$46,379,106

Share Transactions:
Issued	300,000	2,200,002
Redeemed	(950,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(650,000)	2,200,002

(1)	Commenced operations on December 6, 2019.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Changes in Net Assets

KFA Global Carbon ETF
Period Ended September 30, 2020(1)
Operations:
Net Investment Loss	$(4,482)
Net Realized Loss on Investments, Future Contracts and Foreign Currency Translations	(17,213)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Future Contracts and Foreign Currency Translations	106,387
Net Increase in Net Assets Resulting from Operations	84,692

Capital Share Transactions:(2)
Issued	7,016,815
Increase in Net Assets from Capital Share Transactions	7,016,815
Total Increase in Net Assets	7,101,507

Net Assets:
Beginning of Period	—
End of Period	$7,101,507

Share Transactions:
Issued	350,000
Net Increase in Shares Outstanding from Share Transactions	350,000

(1)	Commenced operations on July 29, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2020 (Unaudited)

For the Periods Ended March 31, 2020

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)

Quadratic Interest Rate Volatility and Inflation Hedge ETF(1)
2020***	25.97	(0.05)	1.84	1.79	(0.48)	–
2020	25.00	0.17	1.54	1.71	(0.51)	(0.23)

KFA Large Cap Quality Dividend Index ETF(2)
2020***	21.14	0.24	4.99	5.23	–	–
2020	25.00	0.38	(4.04)	(3.66)	(0.20)	–

KFA Small Cap Quality Dividend Index ETF(2)
2020***	20.83	0.21	0.41	0.62	–	–
2020	25.00	0.35	(4.33)	(3.98)	(0.16)	(0.03)

KFA Dynamic Fixed Income ETF(3)
2020***	21.08	0.35	(0.37)	(0.02)	(0.38)	–
2020	25.00	0.34	(4.01)	(3.67)	(0.25)	–

KFA Global Carbon ETF(4)
2020***	20.00	(0.03)	0.32	0.29	–	–

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2020. All ratios for the period have been annualized, except for the total return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.
(1)	Commenced operations on May 14, 2019.
(2)	Commenced operations on June 11, 2019.
(3)	Commenced operations on December 6, 2019.
(4)	Commenced operations on July 29, 2020.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (concluded)

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(0.48)	27.28	6.95	574,151	0.94†	0.99†	(0.40)†	0††
(0.74)	25.97	6.95	100,647	0.97†‡	1.02†‡	0.78†‡	0††

–	26.37	24.74	42,199	0.41†	0.41†	1.97†	66††
(0.20)	21.14	(14.80)	41,226	0.42†	0.42†	1.85†	72††

–	21.45	2.98	25,738	0.51†	0.51†	1.94†	69††
(0.19)	20.83	(16.09)	24,993	0.52†	0.52†	1.75†	59††

(0.38)	20.68	(0.03)	32,059	0.46†	0.46†	3.34†	186††
(0.25)	21.08	(14.77)	46,379	0.46†	0.46†	4.78†	292††

–	20.29	1.45	7,102	0.79†	0.79†	(0.75)†	35††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2020, the Trust had nineteen operational series. The financial statements herein and the related notes pertain to the Quadratic Interest Rate Volatility and Inflation Hedge ETF, KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income and the KFA Global Carbon ETF (each, a “Fund” and collectively, the “Funds”). Each of the Funds is a non-diversified Fund, as defined under Section 5(b)(1) of the Investment Company Act of 1940. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 44.3% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA Global Carbon ETF Subsidiary, Ltd. (“Subsidiary”), is a wholly-owned subsidiary of the KFA Global Carbon ETF. The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KFA Global Carbon ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 or 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each Fund in the table below is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KFA Large Cap Quality Dividend Index ETF	Russell 1000 Dividend Select Equal Weight Index
KFA Small Cap Quality Dividend Index ETF	Russell 2000 Dividend Select Equal Weight Index
KFA Dynamic Fixed Income ETF	FTSE US High-Yield/Treasury Rotation Index

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

The Quadratic Interest Rate Volatility and Inflation Hedge ETF is a fixed income ETF that seeks to hedge relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for enhanced inflation-protected income. Quadratic Interest Rate Volatility and Inflation Hedge ETF is actively managed and does not track an index. The Fund’s investment in the Schwab US TIPS ETF represents greater than 75% of the Fund’s total investments. For further financial information, available upon request at no charge, on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at
http://www.sec.gov.

The investment objective of the KFA Global Carbon ETF is to seek to provide a total return that, before fees and expenses, exceeds that of the IHS Markit Global Carbon Index over a complete market cycle. The KFA Global Carbon ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION – The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Over the Counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two. As of and during the period ended September 30, 2020, the Funds did not hold swaps or forward foreign currency contracts.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by a Fund each day a Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2020, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

FOREIGN CURRENCY – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (“REITs”) – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

MASTER LIMITED PARTNERSHIPS – The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, a MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

OPTIONS – The Quadratic Interest Rate Volatility and Inflation Hedge ETF will utilize purchased options to hedge against inflation risk and generate positive returns during periods when interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens). When the Fund purchases an option, the Fund pays a cost (premium) to purchase the option. The Fund’s investments in options will be traded in the over-the counter (“OTC”) market. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller, and the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. These instruments are subject to counterparty risk. OTC instruments also may be subject to greater liquidity risk.

As of September 30, 2020, the Quadratic Interest Rate Volatility and Inflation Hedge ETF had open purchased option positions. Refer to the Fund’s Schedule of Investments for details regarding open options as of September 30, 2020.

For the period ended September 30, 2020, the average monthly cost for purchased options was $13,635,200.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the Quadratic Interest Rate Volatility and Inflation Hedge ETF as of September 30, 2020:

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options	Total Over the Counter	Options	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure†
Goldman Sachs	$16,630,709	$16,630,709	$—	$—	$16,630,709	$—	$16,630,709
Nomura	11,107,998	11,107,998	—	—	11,107,998	—	11,107,998
Total over the counter	$27,738,707	$27,738,707	$—	$—

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can be netted only across transactions governed under the same master agreement with the same legal entity.

FUTURES - The KFA Global Carbon Fund ETF will utilize the Subsidiary for purposes of investing in carbon credit futures that are the same as or similar to those included in the Underlying Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

As of September 30, 2020, the KFA Global Carbon Fund ETF had open futures contracts. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2020.

For the period ended September 30, 2020, the average monthly notional amount of futures contracts was $5,454,735

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex–dividend date.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING – KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income and the KFA Global Carbon ETF may lend securities from their portfolios to brokers, dealers and other financial institutions. Quadratic Interest Rate Volatility and Inflation Hedge ETF does not take part in the securities lending program. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 102% on domestic securities and 105% on international securities of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 3). The Funds had no securities on loan as of September 30, 2020.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income ETF and KFA Global Carbon ETF is a Creation Unit of 50,000 and Quadratic Interest Rate Volatility and Inflation Hedge ETF is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2020:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value at September 30, 2020	Standard Transaction Fee – Redemptions	Maximum Variable Transaction Fee*
Quadratic Interest Rate Volatility and Inflation Hedge ETF	25,000	$—	$682,000	$—	2.00%
KFA Large Cap Quality Dividend Index ETF	50,000	700	1,318,500	700	2.00%
KFA Small Cap Quality Dividend Index ETF	50,000	350	1,072,500	350	2.00%
KFA Dynamic Fixed Income ETF	50,000	500	1,034,000	500	2.00%
KFA Global Carbon ETF	50,000	50	1,014,500	50	2.00%

*	As a percentage of the Creation Unit(s) purchased.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

CASH AND CASH EQUIVALENTS – Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT – The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

paid to the custodian and/or securities lending agent or rebated to borrowers), if any included on the Statements of Operations as “Security Lending Fees”. During the period, none of the Funds engaged in securities lending.

KraneShares Funds	Management Fee
Quadratic Interest Rate Volatility and Inflation Hedge ETF	0.99%
KFA Large Cap Quality Dividend Index ETF	0.40%
KFA Small Cap Quality Dividend Index ETF	0.50%
KFA Dynamic Fixed Income ETF	0.45%
KFA Global Carbon ETF	0.78%

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the Quadratic Interest Rate Volatility and Inflation Hedge ETF by 0.05% of the Fund’s average daily net assets. This Fee Waiver Agreement will continue until August 1, 2021. The Fee Waiver Agreement may only be terminated by the Board.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except as set forth above and as otherwise indicated in those agreements.

SUB-ADVISORY AGREEMENTS – Quadratic Capital Management LLC (“Quadratic”) serves as the Sub-Adviser to the Quadratic Interest Rate Volatility and Inflation Hedge ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services Quadratic provides to Quadratic Interest Rate Volatility and Inflation Hedge ETF, the Adviser pays Quadratic a fee equal to 76% of the sum of: (i) the total gross management fee due to the Adviser from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

SkyRock Investment Management, LLC (“SkyRock”) serves as the sub-adviser to the KFA Dynamic Fixed Income ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services SkyRock provides to KFA Dynamic Fixed Income ETF, the Adviser pays SkyRock a fee equal to 33.33% of the sum of: (i) the total gross advisory fee due to Krane from KDFI under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between KDFI and Krane.

Climate Finance Partners (“CFP”) serves as the Sub-Adviser of the KFA Global Carbon ETF. CFP provides non-discretionary sub-advisory services to the Fund, which will includes research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments. For the services CLP provides to KFA Global Carbon ETF, the Adviser pays CFP a fee equal to 32% of the sum of: (i) the total gross advisory fee due to Krane from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and Krane.

DISTRIBUTION AGREEMENT – SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2020, no fees were charged under the Plan, since no such fees are currently paid by the Funds and the Board of Trustees has not currently approved the commencement of any payments under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT – SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. BASIS FOR CONSOLIDATION FOR THE KFA GLOBAL CARBON ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the KFA Global Carbon ETF include the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of March 31 for financial statement consolidation purposes.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The KFA Global Carbon ETF’s investment in the Subsidiary may not exceed 25% of the value of its total assets.

A summary of the investments in the Subsidiary is as follows:

KraneShares Funds	Inception Date Of Subsidiary	Subsidiary Net Assets at September 30, 2020	% of Total Net Assets at September 30, 2020
KFA Global Carbon ETF, Subsidiary, Ltd.	July 29, 2020	$1,481,989	20.87%

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2020, the purchases and sales of investments in securities excluding in-kind transactions, options, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$—	$—
KFA Large Cap Quality Dividend Index ETF	33,425,840	30,056,938
KFA Small Cap Quality Dividend Index ETF	17,468,340	19,240,748
KFA Dynamic Fixed Income ETF	59,927,581	24,365,129
KFA Global Carbon ETF	2,112,451	440,000

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

During the period ended September 30, 2020, the purchases or sales of long-term U.S. government securities were:

KraneShares Funds	Purchases	Sales and Maturities
KFA Dynamic Fixed Income ETF	$39,975,426	$39,832,267

For the period ended September 30, 2020, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales and Maturities	Realized
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$409,985,260	$4,772,048	$489,484
KFA Large Cap Quality Dividend Index ETF	—	8,851,685	937,851
KFA Small Cap Quality Dividend Index ETF	4,274,436	4,291,237	319,754
KFA Dynamic Fixed Income ETF	—	19,344,325	273,187
KFA Global Carbon ETF	—	—	—

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. For example, the income or loss resulting from Quadratic Interest Rate Volatility and Inflation Hedge ETF’s investments in derivatives tied to interest rates is characterized as ordinary income or loss, even though such derivatives may be characterized as capital assets for purposes of U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended March 31, 2020 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Quadratic Interest Rate Volatility and Inflation Hedge ETF
2020	$1,560,373	$—	$688,901	$2,249,274

KFA Large Cap Quality Dividend Index ETF
2020	$406,126	$—	$—	$406,126

KFA Small Cap Quality Dividend Index ETF
2020	$215,973	$—	$—	$215,973

KFA Dynamic Fixed Income ETF
2020	$276,930	$—	$—	$276,930

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

As of March 31, 2020, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF	KFA Dynamic Fixed Income ETF
Undistributed Ordinary Income	$—	$232,258	$142,134	$17,944
Capital Loss Carryforwards	—	(4,958,009)	—	(3,379,490)
Post October Losses	—	—	(1,674,873)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,669,383	(4,665,357)	(4,288,758)	(3,105,027)
Other Temporary Differences	—	—	—	46,391
Total Distributable Earnings/(Loss)	$1,669,383	$(9,391,108)	$(5,821,497)	$(6,420,182)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2020 through March 31, 2020 and November 1, 2019 through March 31, 2020, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carry forward as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KFA Large Cap Quality Dividend Index ETF	$4,958,009	$—	$4,958,009
KFA Dynamic Fixed Income ETF	3,379,490	—	3,379,490

The KFA Global Carbon ETF did not commence operations prior to March 31, 2020.

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2020 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$515,525,835	$16,934,189	$(169,080)	$16,765,109
KFA Large Cap Quality Dividend Index ETF	38,494,740	4,878,918	(1,278,214)	3,600,704
KFA Small Cap Quality Dividend Index ETF	26,871,783	916,015	(2,115,045)	(1,199,030)
KFA Dynamic Fixed Income ETF	32,793,086	302,557	(1,793,512)	(1,490,955)
KFA Global Carbon ETF	283,525	—	(275)	(275)

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

7. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”. The following risks pertain to all Funds, unless otherwise noted.

CAP AND TRADE RISK (KFA Global Carbon ETF) – There is no assurance that cap and trade programs will continue to exist. Cap and trade may not prove to be an effective method of reduction in GHG emissions. As a result or due to other factors, cap and trade programs may be terminated or may not be renewed upon their expiration. New technologies may arise that may diminish or eliminate the need for cap and trade markets. Ultimately, the cost of emissions credits is determined by the cost of actually reducing emissions levels. If the price of credits becomes too high, it will be more economical for companies to develop or invest in green technologies, thereby suppressing the demand for credits and adversely affecting the price of the Fund.

Cap and trade programs set emission limits (i.e., the right to emit a certain quantity of GHG emissions), which can be allocated or auctioned to the parties regulated under the program up to the total emissions cap. This allocation may be larger or smaller than is needed for a stable price of credits and can lead to large price volatility, which could affect the value of the Fund. Depending upon the industries covered under each cap and trade mechanism represented in the Index, unpredictable demand for their products and services can affect the value of GHG emissions credits. For example, very mild winters or very cool summers can decrease demand for electric utilities and therefore require fewer carbon credits to offset reduced production and GHG emissions.

CASH AND CASH EQUIVALENTS RISK – The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

COMMODITY-LINKED DERIVATIVES RISK (KFA Global Carbon ETF) – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

COMMODITY POOL REGISTRATION RISK (KFA Global Carbon ETF) – Under amended regulations promulgated by the CFTC, the Fund and the Subsidiary will be considered commodity pools upon commencement of operations, and therefore each will be subject to regulation under the Commodity Exchange Act and CFTC rules. Krane will register as a commodity pool operator and will manage the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Commodity pools are subject to additional laws, regulations and enforcement

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund and the Subsidiary. Additionally, positions in futures and other contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

CONCENTRATION RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF, KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Global Carbon ETF) – Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Funds’ prospectus. Each Fund may have significant exposure to other industries or sectors.

CURRENCY RISK (KFA Global Carbon ETF) – The Fund’s assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK – The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Investments in derivatives may expose the Fund to leverage, which may cause the Fund to be more volatile than if

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

it had not been leveraged. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

DIVIDEND RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) – There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase over time.

ETF RISK. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

New Fund Risk. The Fund is new and does not yet have shares outstanding. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

EQUITY SECURITIES RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Dynamic Fixed Income ETF) – The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FIXED INCOME SECURITIES RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF, KFA Dynamic Fixed Income ETF and KFA Global Carbon ETF) – Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Event risk refers to the risk that an unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates. Maturity risk refers to the value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Pay-In-Kind and Step-Up Coupon Securities Risk. A pay-in-kind security pays no interest in cash to its holder during its life. Similarly, a step-up coupon security is a debt security that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Accordingly, pay-in-kind and step-up coupon securities will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current, periodic distribution of interest in cash.

Perpetual Bonds Risk. Perpetual bonds offer a fixed return with no maturity date. Because they never mature, perpetual bonds can be more volatile than other types of bonds that have a maturity date and may be more sensitive to changes in interest rates. If market interest rates rise significantly, the interest rate paid by a perpetual bond may be much lower than the prevailing interest rate. Perpetual bonds are also subject to credit risk with respect to the issuer. In addition, because perpetual bonds may be callable after a set period of time, there is the risk that the issuer may recall the bond, which may require the Fund to reinvest the proceeds in lower yielding securities.

Prepayment and Extension Risk. When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Subordinated Obligations Risk. Payments under some bonds may be structurally subordinated to other existing and future liabilities and obligations of the issuer. Claims of creditors of

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

subordinated debt will have less priority as to the assets of the issuer and its creditors who seek to enforce the terms of the bond. Certain bonds may not contain any restrictions on the ability to incur additional unsecured indebtedness.

FUTURES STRATEGY RISK (KFA Global Carbon ETF) – The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

As a futures contract the Fund owns approaches its settlement date, the Fund may sell that futures contract and reinvest the proceeds in a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may incur a cost to “roll” the contract. In a commodity futures market where current month expiring contracts trade at a lower price than next month’s contract, a situation referred to as “contango,” then, absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.

GEOGRAPHIC FOCUS RISK (KFA Global Carbon ETF) – The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

European Union Risk. Recently, new concerns have emerged in regard to the economic and political stability of the European Union. These concerns have led to downward pressure on the earnings of certain European issuers and on European financial markets. Secessionist movements in various member countries to leave the European Union may have an adverse effect on the economies of those member countries and on the European Union as a whole. The economies of the European Union are dependent to a significant extent on those of certain key trading partners, including China, the United States, and other European countries. A reduction in spending on products and services exported from the European Union, or volatility in the financial markets of member countries, may have an adverse impact on the broader European Union economy and could adversely affect the Fund.

FOREIGN INVESTMENTS RISK (KFA Global Carbon ETF) – Investments in non-U.S. instruments may involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

HIGH YIELD SECURITIES RISK (KFA Dynamic Fixed Income ETF) – Securities that are rated below investment grade (or “junk bonds”) are subject to greater risk of loss of income and principal than highly rated securities because their issuers may be more likely to default. Junk bonds are inherently speculative. The prices of high yield securities are likely to be more volatile than those of highly rated securities, and the secondary market for them is generally less liquid than that for highly rated securities.

HEDGING RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) – The Fund seeks to mitigate (or hedge) the risk associated with the potential impact of a steepening U.S. interest rate curve (“curve risk”), an increase in inflation and inflation expectations, and an increase in interest rate volatility on the performance of U.S. government bonds. The Fund does not seek to mitigate credit risk, non-curve interest rate risk, or other factors influencing the price of U.S. government bonds, which factors may have a greater impact on the bonds’ returns than the U.S. interest rate curve or inflation. Further, there is no guarantee that the Fund’s investments will eliminate or mitigate curve risk, inflation risk or the potential impact of interest rate volatility on long positions in U.S. government bonds. If interest rates rise in parallel within the U.S. interest rate curve, the Fund will not be hedged. In addition, when the U.S. interest rate curve flattens or inverts, the Fund’s investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a flattening or inverted curve environment, the Fund’s hedging strategy could result in disproportionately larger losses in the Fund’s options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee that the Fund will have positive returns, even in environments of sharply rising inflation rates in which the Fund’s options might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the U.S. government bonds owned by the Fund, the Fund will underperform other investments even during periods of curve steepening.

HIGH PORTFOLIO TURNOVER RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF, KFA Dynamic Fixed Income ETF and KFA Global Carbon ETF) – The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by the Adviser, the Sub-Adviser and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying fund’s expenses. The Adviser and the Sub-Adviser are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by the Adviser and the Sub-Adviser and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

LARGE CAPITALIZATION COMPANY RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) – Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

LIQUIDITY RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income ETF and KFA Global Carbon ETF) – Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

MANAGEMENT RISK – Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Krane or its subadviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

MARKET RISK – The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause increased volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economics and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

MOMENTUM RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Dynamic Fixed Income ETF) – Momentum investing entails investing in securities that exhibit persistence in certain performance indicators. These securities may be more volatile than a broad cross-section of securities and momentum may indicate that the performance indicator being measured is peaking. The Fund may experience losses if the price of securities exhibiting momentum stops, turns or otherwise behaves differently than predicted.

PASSIVE INVESTMENT RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Dynamic Fixed Income ETF) – The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

PRIVATELY-ISSUED SECURITIES RISK (KFA Dynamic Fixed Income ETF) – The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “Securities Act”).

QUALITY FACTOR RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) – The Fund uses appreciating annual dividends as a measurement of quality. This style of investing is subject to the risk that the past performance of these companies does not continue and that the returns on such securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality dividend investing is out of favor and during which the investment performance of a fund using a quality dividend strategy may suffer.

NON-DIVERSIFIED FUND RISK – The Fund is non-diversified and may concentrate its investments to a greater extent than a diversified fund. Changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

RATE-LINKED DERIVATIVES INVESTMENT RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) – The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, is speculative and can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Fund holds the options. However, if the U.S. interest rate curve flattens or inverts, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Sub-Adviser.

An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in TIPS.

There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund.

The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

REGULATORY RISK (KFA Global Carbon ETF) – The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

Regulatory risk related to changes in regulation and enforcement of cap and trade programs could also adversely affect market behavior. If fines or other penalties for non-compliance are not enforced, incentives to purchase GHG credits will deteriorate, which could result in a decline in the price of emissions credits and a drop in the value of the Fund. In addition, as cap and trade markets develop, new regulation with respect to these markets may arise, which could have a negative effect on the value and liquidity of the cap and trade markets and the Fund.

SECURITIES LENDING RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Dynamic Fixed Income ETF) – To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

SMALL AND MID-CAPITALIZATION COMPANY RISK (KFA Small Cap Quality Dividend Index ETF) – Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

SUBSIDIARY INVESTMENT RISK (KFA Global Carbon ETF) – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

TAX RISK – In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

TRACKING ERROR RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Dynamic Fixed Income ETF) – The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

TIPS RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) – U.S. Treasury Inflation-Protected Securities (“TIPS”) are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index (“CPI”). When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

U.S. GOVERNMENT OBLIGATIONS RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF and KFA Global Carbon ETF) – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

VALUATION RISK – Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the

Notes to Financial Statements/Consolidated Notes to Financial Statements

(Unaudited) (continued)

Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

8. OTHER

At September 30, 2020, all shares issued by the Funds were in Creation Units to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the NYSE Arca Exchange (i.e., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

9. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, other than the above, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Investment Advisory Agreements (Unaudited)

Quadratic Interest Rate Volatility and Inflation Hedge ETF

At a meeting held on May 28, 2020, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

•	the existing investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of Quadratic Interest Rate Volatility and Inflation Hedge ETF (“IVOL”), a series of the Trust (the “Fund”); and

•	the existing sub-advisory agreement (the “IVOL Sub-Advisory Agreement”) between Krane, on behalf of IVOL, and Quadratic Capital Management LLC (referred to herein as “Quadratic” or the “Sub-Adviser”).

The IVOL Sub-Advisory Agreement and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to the Fund. The Board also considered information provided by Quadratic in response to the Independent Trustees’ written requests related to the Board’s consideration of the IVOL Sub-Advisory Agreement. The Board also considered that its evaluation process with respect to Krane and the Sub-Adviser is an ongoing one and, as a result, the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane and the Sub-Adviser to the Fund. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to the Fund by Krane and the Sub-Adviser; (2) the compensation paid under the Agreements; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Fund; (4) the extent to which economies of scale may be realized as the Fund grows and whether the unitary fee charged under the Advisory Agreement enables investors in the Fund to share in any such economies of scale; and (5) other benefits Krane or the Sub-Adviser anticipate they may receive from their respective relationship with the Fund.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 26, 2020 executive session of the Independent Trustees and the May 28, 2020 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane and the Sub-Adviser under the Agreements. The Board considered the responsibilities of Krane under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Adviser. The Board also discussed the nature, quality and extent of services provided by Quadratic under the IVOL Sub-Advisory Agreement.

Approval of Investment Advisory Agreements (Unaudited) (continued)

The Board took note of the qualifications, background and responsibilities of senior personnel that provide services to the Fund, including the significant experience in the exchange traded fund industry of Krane’s recently appointed Head of Capital Markets. The Board recognized that Krane invested significant time and effort in structuring the Trust and the Fund, assessing the market appeal and the investment strategy of the Fund, and arranging service providers for the Trust. The Board noted that Krane has identified and retained additional qualified and experienced compliance and operational staff and noted its undertaking to continue to do so as its business continues to grow.

The Board also considered the financial condition of Krane and its current ownership structure, noting that Krane is part of a larger family of investment management firms with significant resources. The Board considered that Krane is responsible for establishing and monitoring the investment program for the Fund, whose portfolio is managed, on a day-to-day basis, by the Sub-Adviser. The Board noted the time and effort spent by Krane to continually monitor its performance. The Board discussed the unique background and capabilities of the portfolio manager at Quadratic.

Investment Performance

The Board considers the performance of the Fund at the regular meetings of the Board. At such meetings, Krane presents information regarding the performance of the Fund for various time periods versus an identified Morningstar peer group. At the meeting, the Board considered the Fund’s performance versus its broad Morningstar peer group. The Board noted that the Fund’s since inception returns are in line with or exceed peer group median performance.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for the Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the Fund’s expenses, including those of the Fund’s principal service providers including the Sub-Adviser. The Board considered the information provided by Krane regarding the amounts it pays to the Fund’s service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by the Fund in light of the nature, quality and extent of the services provided or obtained by Krane.

Among other factors, the Board noted that, as compared to its assigned Morningstar peer group, each of the Fund’s management fee and total expense ratio were higher than the median of such peer group. The Board acknowledged, however, that unlike the Fund, which is actively managed, the peer group funds are passively managed index funds. In addition, the Board observed that, in contrast to the Fund, the peer group funds do not invest in derivatives, whereas the Fund invests materially in over-the-counter options. Given these differences, the Board concluded that the Fund provides institutional and retail investors with access to a unique investment strategy. The Board also noted Krane and Quadratic’s representation that similar strategies, if available at all, tend to be available only through private funds or separate accounts, which charge management fees that are higher than those paid by the Fund and may also charge incentive fees.

Although the Board received information regarding the fees paid to the Sub-Adviser under the IVOL Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of subadvisory fee rates. The Board also considered that Krane (and not the Fund) pays the Sub-Adviser’s fees.

Approval of Investment Advisory Agreements (Unaudited) (continued)

Costs and Profitability

The Board noted that Krane is profitable, although profitability attributable to each fund under the Advisory Agreement may vary. The Board considered Krane’s commitment to the success of the Fund and the use of a unitary fee structure under which Krane bears the risk if certain expenses increase or if the Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board considered the effect of the Fund’s assets under management on the potential profitability of the Fund under the unitary fee structure in light of the increasing costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Adviser from its relationship with the Fund, noting the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund. The Board considered that Krane, and not the Fund, was responsible for paying the subadvisory fees under the IVOL Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Fund’s operations, including benefits to Krane as a result of its ability to use Trust assets to engage in soft dollar transactions. The Board noted that neither Krane nor Quadratic earns soft dollars in connection with its management of IVOL. The Board determined that, at present, this was not a material factor for the Board to consider in connection with the renewal of the Agreements.

Economies of Scale

The Board considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Fund in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, this was not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements and noted that it met in executive session with Krane’s CEO and Independent Trustee counsel to address such standards and recent developments in this area of the law, to consider Krane’s financial stability and strategic initiatives, and to consider how certain strategic initiatives would impact Krane’s business and staffing. The Board noted that, as in the past, it will continue to monitor the Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of Investment Advisory Agreements (Unaudited) (continued)

KFA Global Carbon ETF — Advisory Agreements

At an in-person meeting on May 24, 2019, the Board, including a majority of the Independent Trustees, approved the existing advisory agreement between Krane and the Trust on behalf of KFA Global Carbon ETF (“KRBN”). The Board also considered and approved a proposed investment advisory agreement between KFA and a wholly-owned subsidiary of KRBN formed for the purposes of investing in derivatives (collectively, the “Advisory Agreements”). KRBN and its wholly-owned subsidiary are collectively referred to herein as the “New Funds.”

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Funds by Krane; (2) the proposed compensation to be paid under the Advisory Agreements; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its relationship with the New Funds; (4) the extent to which economies of scale could be realized as the New Funds grow and whether the Advisory Agreements would enable investors in KRBN to share in the benefits of any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Funds.

In advance of the meeting, the Board requested, and Krane provided, certain information relating to the proposed Advisory Agreements. In addition to such information, the Board noted that the evaluation process with respect to Krane is and will continue to be ongoing. For example, the Board recognized that, at its regularly scheduled meetings, it will receive and be asked to consider information regarding, among other matters, the performance of the New Funds and investment, compliance and marketing services provided by Krane to the New Funds. The Board also noted that it has historically received additional information from Krane outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees, and it anticipates that this will continue.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 24, 2019 meeting, including in an executive session of the Independent Trustees convened prior to the Board meeting, the Board considered the nature, quality, and extent of the overall services to be provided by Krane under the Advisory Agreements. Among other things, the Board considered the responsibilities of Krane under the Advisory Agreements. The Board discussed the resources committed by Krane to manage the New Funds and discussed the proposed use of carbon credit future contracts by the New Funds and the experience of Krane personnel related to the use of derivatives. The Board also discussed the time and effort expended by Krane in structuring the New Funds, including identifying a proposed sub-adviser whose principals have substantial experience in evaluating the carbon allowance market. The Board also took note of the time and effort expended by Krane to assess the market appeal of the New Funds’ investment strategy, arrange service providers and structure the New Funds, including setting up the wholly-owned subsidiary as a controlled foreign corporation. The Board also considered the financial condition of Krane and its current ownership structure, recognizing that Krane is part of a larger family of investment management firms with significant resources.

Approval of Investment Advisory Agreements (Unaudited) (continued)

The Board considered that Krane would be responsible for establishing and monitoring the New Funds’ investment program, implementing the New Funds’ day-to-day investment activities and overseeing services to be provided by a proposed sub-adviser. Further, the Board considered that Krane has an established securities lending program that could benefit the New Funds. The Board noted that Krane employs an experienced portfolio management team and that Krane continues to evaluate its existing compliance and operational staff, and that Krane continually seeks to retain qualified and experienced staff in these areas as its business continues to grow.

Investment Performance

The Board noted that, because KRBN had not yet commenced investment operations, it had no investment performance. Once the New Funds commence operations, however, the Board noted that it would receive regular reports regarding the performance of KRBN relative to its peer funds and versus an identified benchmark index. The Board also considered its experience with Krane’s management of existing operational series of the Trust that pursue different investment strategies and Krane’s significant experience in managing portfolios with various investment objectives.

Fees

The Board reviewed and considered the compensation proposed to be received by Krane under the Advisory Agreements. The Board considered that Krane has entered into a unitary advisory fee arrangement with KRBN, under which Krane, and not the New Funds, will be responsible for paying many of the New Fund’s expenses, including those of the New Fund’s principal service providers and any proposed subadviser. The Board considered the information provided by Krane regarding the amounts that will be paid to the New Funds’ service providers under the arrangement.

The Board noted that there are limited peer funds to the New Funds and thus Krane did not identify a group of peer funds against which to measure the New Funds’ proposed advisory fee rate. The Board considered Krane’s representations regarding the competitive marketplace for the New Funds, including Krane’s evaluation of its fee compared to other market participants. The Board noted that it will continue to carefully oversee the performance of the New Funds and how the proposed advisory fee affects such performance.

The Board also considered the compensation paid to Krane by other advisory clients, including existing operational series of the Trust, as compared to the New Funds. The Board recognized that Krane may receive additional compensation under the Advisory Agreements resulting from any securities lending-related services it provides to the New Funds.

Costs and Profitability

The Board considered the estimated cost of Krane’s services with respect to the New Funds. The Board noted that, because KRBN had not yet launched, it was difficult to estimate how profitable it would be to Krane. The Independent Trustees received information from Krane regarding its financial stability and its profitability and discussed with Krane’s management how launching the New Funds would likely impact such profitability. The Board considered information from Krane regarding the range of assets KRBN was expected to gather and at what level of assets Krane expected its services to the New Funds to become profitable. The Board also considered information previously provided

Approval of Investment Advisory Agreements (Unaudited) (continued)

by Krane regarding the cost of its services and profitability with respect to the existing operational series of the Trust, and the similarities and differences between those series and the New Funds. The Board noted Krane’s commitment to the New Funds, including its proposal of a unitary fee structure under which it bears many of KRBN’s expenses.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the New Funds’ operations, including potential benefits to Krane as a result of its ability to use the New Funds’ assets to engage in soft dollar transactions. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the New Funds.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to KRBN as it grows larger, including the extent to which this would be reflected in the level of fees to be paid by the New Funds to Krane. The Board noted that the proposed advisory fee for the New Funds does not include breakpoints, and that it was not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale could be shared with the New Funds in this manner. Based on these and other considerations, including that the New Funds are newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreements.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trustee counsel discussing the legal standards applicable to its consideration of the Advisory Agreements. The Board noted that, once the New Funds becomes operational, it would continue to monitor the New Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreements, were reasonable in light of the factors considered by the Board.

KFA Global Carbon ETF — Sub-Advisory Agreements

At in-person meetings held on May 24, 2019 and November 15, 2019, the Board, including a majority of the Independent Trustees, approved: (1) a new sub-advisory agreement for KRBN between Climate Finance Partners LLC (“CliFi”or “Sub-Adviser”) and Krane (the “KRBN Sub-Advisory Agreement.”); and (2) a new sub-advisory agreement for KFA Global Carbon Subsidiary, Ltd. (“KRBN CFC”), a wholly owned subsidiary of KRBN formed for the purpose of investing in derivatives, between CliFi and Krane (the “CFC Sub-Advisory Agreement”).

Approval of Investment Advisory Agreements (Unaudited) (continued)

The KRBN Sub-Advisory Agreement and the CFC Sub-Advisory Agreement are collectively referred to herein as the “Sub-Advisory Agreements”.

In connection with its consideration of the Sub-Advisory Agreements, the Board took note of relevant judicial precedent and regulations adopted by the SEC that set forth factors to be considered by a board when evaluating investment advisory agreements. These include: (1) the nature, extent, and quality of the services to be provided to each of the New Funds by Krane and to each of KRBN and KRBN-CFC by the Sub-Adviser; (2) the proposed compensation to be paid under each Sub-Advisory Agreement; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its relationship with the New Funds; (4) the extent to which economies of scale could be realized as the New Funds grow and whether the Sub-Advisory Agreement will enable investors in the New Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser anticipate they may receive from their respective relationship with the New Funds.

In advance of the meeting, the Board requested, and Krane and the Sub-Adviser provided, certain information relating to Krane, the Sub-Adviser, and the terms of the proposed Sub-Advisory Agreements. At the meeting, the Board discussed the Sub-Advisory Agreements with members of Krane’s executive, investment and compliance teams, and spoke with the principles of CliFi. The Independent Trustees also met with their counsel in executive session in advance of the meeting.

In addition to the information provided in advance of and at the meeting, the Board noted that the evaluation process with respect to Krane and the Sub-Adviser will be ongoing since, at its regularly scheduled meetings, the Board will receive information regarding, among other matters, the performance of each Fund and investment, compliance and marketing services provided to the Funds by Krane and, as appropriate, the Sub-Adviser. The Board also noted that it has historically received additional information from Krane outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees, and it anticipates that this will continue.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at its November 15, 2019 meeting, including in executive sessions of the Independent Trustees convened immediately prior to the Board meeting and via telephone conference on November 13, 2019, the Board considered the nature, quality, and extent of the overall services to be provided by Krane and the Sub-Adviser under the Sub-Advisory Agreements, and the responsibilities of CliFi under the KRBN Sub-Advisory Agreement and the CFC Sub-Advisory Agreement.

The Board discussed the resources committed by Krane to manage, structure and develop the New Funds. The Board also considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources. The Board considered that Krane has an established securities lending program that could benefit the New Funds. The Board also noted that Krane continues to evaluate its existing compliance and operational staff, and that Krane continually seeks to retain qualified and experienced staff in these areas as its business continues to grow.

The Board considered that Krane would be responsible for establishing and monitoring the investment programs for each of the New Funds.

Approval of Investment Advisory Agreements (Unaudited) (continued)

The Board discussed the time and effort spent by Krane to identify CliFi as a sub-adviser for KRBN and KRBN-CFC, and CliFi’s unique capabilities and experience in the carbon credit allowance market. The Board noted that the structure of KRBN was different than most other KFA funds because the portfolio would be actively managed by Krane and CliFi will act as a non-discretionary sub-adviser. The Board acknowledged that CliFi’s compliance program was newly formed and will continue to evolve, and noted the oversight of that process provided by Krane’s CCO and the Trust’s CCO. The Board also took note of the time and effort expended by Krane and CliFi to assess KRBN’s potential market appeal and to set up KRBN-CFC as a controlled foreign corporation.

Investment Performance

The Board noted that, because the New Funds have not yet commenced investment operations, they have no investment performance. The Board noted, however, that once the New Funds commence operations, they will receive at each regular quarterly meeting of the Board reports regarding the performance KRBN relative to its peer funds, including tracking error compared to peer funds and an identified benchmark index. The Board also considered its experience with Krane’s management of existing operational series of the Trust that pursue different investment strategies and Krane’s significant experience in managing portfolios with various investment objectives.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for KRBN. Under the unitary fee arrangement, Krane will be responsible for paying most of the New Funds’ expenses, including those of the New Funds’ principal service providers and any proposed sub-adviser.

With respect to KRBN, the Board noted that it considered and approved the Advisory Agreement between Krane and the Trust, on behalf of KRBN, at an in-person meeting held on May 24, 2019. At that meeting, the Board also considered and approved a proposed investment advisory agreement between Krane and KRBN-CFC. The Board noted that, in each case, Krane entered into a unitary fee agreement and, accordingly, Krane (and not KRBN or KRBN-CFC) will pay CliFi’s fees. The Board considered that although it received information at this meeting regarding the proposed fees to be paid to CliFi under the KRBN Sub-Advisory Agreement and the CFC Sub-Advisory Agreement, such fees reflected the arm’s-length nature of the relationship between Krane and CliFi with respect to the negotiation of subadvisory fee rates. The Board determined that such subadvisory fees were supportive of the nature and quality of services to be provided by CliFi to each of KRBN and KRBN-CFC.

The Board noted that it will continue to carefully oversee the performance of the New Funds and how the proposed advisory fees affects such performance.

Costs and Profitability

The Board noted that, because the New Funds have not yet launched, it is difficult to estimate how profitable they will be to Krane. The Independent Trustees received information from Krane regarding its financial stability and its overall profitability and discussed with Krane’s management how

Approval of Investment Advisory Agreements (Unaudited) (concluded)

launching the Funds might impact such profitability. The Board considered information previously provided by Krane regarding the cost of its services and profitability with respect to the existing operational series of the Trust, and the similarities and differences between those series and the New Funds. The Board noted Krane’s commitment to the Funds, including its proposal of a unitary fee structure under which it bears most of the New Funds’ expenses.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the New Funds’ operations, including potential benefits to Krane as a result of its ability to use the New Funds’ assets to engage in soft dollar transactions. The Board also noted that Krane holds a minority ownership interest in CliFi, and that Krane would therefore benefit from Clifi’s success and profitability. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the New Funds.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to the New Funds as they grow larger, including the extent to which this would be reflected in the level of fees to be paid by each of the New Funds to Krane. The Board noted that the proposed advisory fee for the New Funds do not include breakpoints, and that it was not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale.

The Board noted that Krane continues to reinvest a portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale could be shared with the New Funds in this manner. Based on these and other considerations, including that the New Funds are newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Sub-Advisory Agreements.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Sub-Agreements. The Board reviewed a memorandum from independent Trustee counsel discussing the legal standards applicable to its consideration of the Sub-Agreements. The Board noted that, once the New Funds become operational, it will continue to monitor the New Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Sub-Agreements, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2020 to September 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)

Quadratic Interest Rate Volatility and Inflation Hedge ETF
Actual Fund Return	$1,000.00	$1,069.50	0.94%	$4.88
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76

KFA Large Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$1,247.40	0.41%	$2.31
Hypothetical 5% Return	1,000.00	1,023.01	0.41	2.08

KFA Small Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$1,029.80	0.51%	$2.60
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

KFA Dynamic Fixed Income ETF
Actual Fund Return	$1,000.00	$999.70	0.46%	$2.31
Hypothetical 5% Return	1,000.00	1,022.76	0.46	2.33

KFA Global Carbon ETF
Actual Fund Return(2)	$1,000.00	$1,014.50	0.79%	$1.37
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 4/1/20 - 9/30/20).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period from 07/29/20 - 09/30/20).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kfafunds.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust:

280 Park Avenue 32nd Floor

New York, New York, 10017

1-855-857-2638

http://kraneshares.com/

For inquires specific to The Quadratic Interest Rate Volatility and Inflation Hedge ETF

+1-833-IVOL-ETF

(+1-833-486-5383)

https://www.ivoletf.com

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, New York 10020

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, New York, 10017

KRS-SA-003-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2020

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2020